OTHER NON-OPERATING (INCOME)/EXPENSES	12 Months Ended
Dec. 31, 2020
OTHER NON-OPERATING (INCOME)/EXPENSES
OTHER NON-OPERATING (INCOME)/EXPENSES

10.   OTHER NON-OPERATING (INCOME)/EXPENSES

Other non-operating (income)/expenses for the years ended December 31, 2020, 2019 and 2018 comprised the following:

	2020	2019	2018

Net forex exchange (gain) / loss	10,380	(5,266)	5,438
Loss/(gain) arising on derivatives	(13,443)	8,297	(7,229)
Net gain/(loss) arising on financial assets measured at FVTPL	(1,893)	528	(285)
Net gain/(loss) arising on financial liabilities measured at FVTPL	(53)	1,197	241
Impairment of investments and loans given	1,392	616	478
Other	553	2,449	932

Total	(3,064)	7,821	(425)